Common Stock	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Equity [Abstract]
Common Stock	Common Stock As of March 31, 2021 and December 31, 2020, the Company was authorized to issue 304,672,982 shares of capital stock with a par value of $0.0001 per share. The authorized shares consisted of 175,100,000 shares of common stock and 129,572,982 shares of convertible preferred stock. There were 6,996,135 shares and 6,361,952 shares of common stock issued and outstanding as of March 31, 2021 and December 31, 2020, respectively.
The Company had reserved shares of common stock, on an as-if-converted basis, for issuance as follows:

	March 31, 2021	December 31, 2020
Exercise of stock options to purchase common stock	25,732,610	26,359,796
Exercise of warrants to purchase common stock	5,149,716	5,149,716
Issuances of shares available under stock option plans	435,894	442,891
Conversion of convertible preferred stock	129,496,639	129,496,639
Conversion of convertible preferred stock warrants	569,093	569,093
Total	161,383,952	162,018,135
Common Stock Warrants
In August 2020, in connection with the issuance of Convertible Notes, the Company issued warrants to purchase 5,112,086 shares of common stock to purchasers of the Convertible Notes. The warrants have an exercise price of $0.01 per share. The stock issuable upon exercise of the warrants shall be (1) common stock, or (2) in the event that a QIPO has not occurred within five years of the Note Purchase Agreement or in the event of a liquidation or sale of the Company, the most senior series of the Company’s preferred stock (or in the event that the Company consolidated or merges with one or more other corporation, the stock that the holder of the warrant would have been entitled to receive if holder would have exercised the warrant prior to such event). The warrants are exercisable for 7 years, and will be automatically exercised in the event of a change of control transaction or the expiration of the warrants. These warrants are classified as liability on the balance sheets. Refer to Note 5 for further details.
In May 2019, in connection with the 2019 Amended Hercules Credit Facility, the Company issued to Hercules a warrant to purchase 36,630 shares of common stock. The warrants have an exercise price of $5.46 per share, which are exercisable for 10 years and will automatically exercise upon the initial public offering.
Certain Convertible Notes holders exercised their warrants to purchase an aggregate of 1,278,020 shares of common stock in June 2021. By their terms, the Hercules warrants for common stock were net exercised at the Closing of the Merger on June 14, 2021. See Note 13, Merger Transaction and Note 14, Subsequent Events.
Common Stock
As of December 31, 2020, the Company was authorized to issue 304,672,982 shares of capital stock with a par value of $0.0001 per share. The authorized shares consisted of 175,100,000 shares of common stock and 129,572,982 shares of convertible preferred stock. There were 6,361,952 shares and 4,400,247 shares of common stock issued and outstanding as of December 31, 2020 and 2019, respectively.
The Company had reserved shares of common stock, on an as-if-converted basis, for issuance as follows:

	December 31,
	2020	2019
Exercise of stock options to purchase common stock	26,359,796	20,401,985
Exercise of common stock warrants to purchase common stock	5,149,716	117,630
Issuances of shares available under stock option plans	442,891	2,362,407
Conversion of convertible preferred stock	129,496,639	129,496,639
Conversion of convertible preferred stock warrants	569,093	569,093
Total	162,018,135	152,947,754
Common Stock Warrants
In August 2020, in connection with the issuance of Convertible Notes, the Company issued warrants to purchase 5,112,086 shares of common stock to purchasers of the Convertible Notes. The warrants have an exercise price of $0.01 per share. The stock issuable upon exercise of the warrants shall be (1) common stock, or (2) in the event that a QIPO has not occurred within five years of the Note Purchase Agreement or in the event of a liquidation or sale of the Company, the most senior series of the Company’s preferred stock (or in the event that the Company consolidated or merges with one or more other corporation, the stock that the holder of the warrant would have been entitled to receive if holder would have exercised the warrant prior to such event). The warrants are exercisable for 7 years, and will be automatically exercised in the event of a change of control transaction or the expiration of the warrants. These warrants are classified as liability in the balance sheets. Refer to Note 5 for further details.
In May 2019, in connection with the 2019 Amended Hercules Credit Facility, the Company issued to Hercules a warrant to purchase 36,630 shares of common stock. The warrants have an exercise price of $5.46 per share, which are exercisable for 10 years and will automatically exercise upon the initial public offering. See Note 5, Debt.
In the fourth quarter of 2020, 80,000 shares of the common stock warrants expired.